Average Annual Total Returns - FidelityGlobalCreditFund-AMCIZPRO - FidelityGlobalCreditFund-AMCIZPRO - Fidelity Global Credit Fund	Mar. 01, 2023
Fidelity Advisor Global Credit Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(23.14%)
Past 5 years	(1.79%)
Past 10 years	(0.75%)
Fidelity Advisor Global Credit Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.87%)
Past 5 years	(3.08%)
Past 10 years	(1.59%)
Fidelity Advisor Global Credit Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.58%)
Past 5 years	(1.77%)
Past 10 years	(0.84%)
Fidelity Advisor Global Credit Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(23.15%)
Past 5 years	(1.80%)
Past 10 years	(0.76%)
Fidelity Advisor Global Credit Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(21.22%)
Past 5 years	(1.71%)
Past 10 years	(0.94%)
Fidelity Advisor Global Credit Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(19.73%)
Past 5 years	(0.75%)
Past 10 years	(0.10%)
Fidelity Advisor Global Credit Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(19.67%)
Since Inception	(0.39%)	[1]
LB324
Average Annual Return:
Past 1 year	(14.22%)
Past 5 years	0.39%
Past 10 years	1.95%
IXZM6
Average Annual Return:
Past 1 year	(14.22%)
Past 5 years	0.39%
Past 10 years	0.62%

[1]	A From October 2, 2018